Income tax - Effect of preferential tax (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Tax effect of preferential tax treatment	¥ 14,855	¥ 6,140	¥ 11,440
Basic and diluted loss per share effect	¥ 0.04	¥ 0.01	¥ 0.03